UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2014

Item 1. Schedule of Investments.

    STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
Municipal Bonds and Notes—99.0%
California—81.5%
$690,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	12/01/2014A	$690,724
625,000	Adelanto, CA Public Financing Authority, Series B	6.300	09/01/2028	03/01/2015A	634,719
975,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019A	1,155,063
600,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019A	705,282
200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019A	234,344
100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019A	116,861
12,725,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	07/01/2019A	15,052,275
1,750,000	Alameda, CA Corridor Transportation Authority	5.000	10/01/2029	10/01/2023A	2,052,645
1,000,000	Alameda, CA Corridor Transportation Authority	5.450	10/01/2025	10/01/2017A	1,078,950
2,000,000	Antelope Valley, CA Healthcare District	5.200	01/01/2020	11/30/2014A	2,000,000
40,000	Antelope Valley, CA Healthcare District	5.200	01/01/2017	11/30/2014A	40,168
1,010,000	Antioch, CA Public Financing Authority	5.500	01/01/2016	11/30/2014A	1,024,817
550,000	Antioch, CA Public Financing Authority	5.625	01/01/2022	11/30/2014A	558,305
3,005,000	Antioch, CA Public Financing Authority	5.625	01/01/2027	11/30/2014A	3,044,516
550,000	Antioch, CA Public Financing Authority	5.500	01/01/2032	11/30/2014A	550,825
30,000	Arcadia, CA Redevel. Agency Tax Allocation	5.000	05/01/2015	11/30/2014A	30,121
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2019	11/30/2014A	25,079
180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2023	11/30/2014A	180,715
15,000	Aromas, CA Water District	5.600	09/01/2018	03/01/2015A	15,117
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)	5.500	06/01/2019	11/30/2014A	15,022
25,000	Auburn, CA Union School District COP	5.750	09/01/2017	11/30/2014A	25,091
25,000	Azusa, CA Redevel. Agency Tax Allocation (West End Redevel.)	8.000	08/01/2034	11/13/2014A	25,065
25,000	Baldwin Park, CA Public Financing Authority (San Gabriel River)	5.000	08/01/2015	11/30/2014A	25,092
120,000	Baldwin Park, CA Redevel. Agency	5.750	09/01/2030	11/30/2014A	120,221
280,000	Bay Area, CA Governments Association	6.000	12/15/2024	12/15/2014A	281,949
655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	09/01/2023A	740,045
145,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	11/30/2014A	145,449
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2015A	25,856
70,000	Big Bear, CA Municipal Water District COP	5.000	11/01/2024	11/30/2014A	70,067
115,000	Blythe, CA Financing Authority (City Hall & County Courthouse)	5.500	09/01/2027	03/01/2015A	115,569
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	05/01/2015A	50,338
75,000	Brea & Olinda, CA Unified School District COP	5.500	08/01/2017	11/30/2014A	75,331
100,000	Buena Park, CA Community Redevel. Agency	5.250	09/01/2025	09/01/2018A	108,230
100,000	Buena Park, CA Community Redevel. Agency	5.625	09/01/2033	09/01/2018A	106,797
250,000	Burbank, CA Community Facilities District Special Tax	5.200	12/01/2023	12/01/2014A	255,357
100,000	Burbank, CA Public Financing Authority	5.250	12/01/2020	11/30/2014A	100,392
240,000	Burbank, CA Public Financing Authority	5.250	12/01/2016	11/30/2014A	240,890
30,000	Burbank, CA Public Financing Authority	5.250	12/01/2017	11/30/2014A	30,102

      1  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$25,000	Burbank, CA Public Financing Authority (West Olive Redevel.)	5.125%	12/01/2022	11/30/2014A	$25,038
50,000	CA ABAG Finance Authority for Nonprofit Corporation (Children’s Hospital & Research Center at Oakland)	5.250	12/01/2027	12/01/2017A	57,067
10,000	CA ABAG Finance Authority for NonProfit Corporation COP (Over 60-CEI / LLMC / CEI Obligated Group)	5.200	11/15/2023	11/29/2014A	10,039
45,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)	5.200	12/01/2021	12/01/2014A	45,081
250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)	5.000	07/01/2024	07/01/2022A	284,467
8,625,000	CA ABAG Finance Authority for NonProfit Corporations (HSH / SRHF / SRMB Obligated Group)	6.000	05/15/2029	05/15/2019A	9,966,705
5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.800	03/01/2023	11/30/2014A	5,015
5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.600	11/01/2023	11/30/2014A	5,021
205,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)	5.350	10/01/2029	11/30/2014A	205,209
40,000	CA ABAG Finance Authority for NonProfit Corporations COP (Tarzana Treatment Center)	5.200	12/01/2023	11/30/2014A	40,155
25,000	CA ABAG Tax Allocation, Series A	6.000	12/15/2014	12/15/2014	25,179
360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500	01/01/2033	11/30/2014A	360,043
545,000	CA Communities Transportation Revenue COP	5.250	06/01/2025	06/01/2022A	627,845
575,000	CA Communities Transportation Revenue COP	5.250	06/01/2026	06/01/2022A	657,300
605,000	CA Communities Transportation Revenue COP	5.250	06/01/2027	06/01/2022A	688,714
515,000	CA Communities Transportation Revenue COP	5.250	06/01/2024	06/01/2022A	598,111
490,000	CA Communities Transportation Revenue COP	5.250	06/01/2023	06/01/2022A	575,133
680,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)	5.625	04/01/2026	04/01/2015A	686,827
65,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)	5.000	04/01/2021	04/01/2015A	65,726
6,755,000	CA County Tobacco Securitization Agency	5.830[1]	06/01/2033	08/19/2030B	1,779,064
65,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)	4.500	06/01/2021	12/14/2017B	63,771
435,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	12/01/2014A	434,952
390,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2035	08/11/2023B	389,606
8,000,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	12/01/2014A	7,999,440

      2  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$505,000	CA County Tobacco Securitization Agency (TASC)	5.100%	06/01/2028	06/29/2023B	$453,227
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068[1]	06/01/2046	06/01/2046	549,445
575,000	CA County Tobacco Securitization Agency (TASC)	5.000	06/01/2026	06/01/2015A	575,167
5,230,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2035	12/01/2014A	5,229,582
1,705,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2029	12/01/2014A	1,713,235
305,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2043	12/01/2014A	304,976
190,000	CA County Tobacco Securitization Agency (TASC)	5.500	06/01/2033	01/10/2018B	187,209
170,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2027	12/01/2014A	169,986
685,000	CA County Tobacco Securitization Agency (TASC)	5.625	06/01/2023	12/01/2014A	684,973
1,300,000	CA County Tobacco Securitization Agency (TASC)	6.250	06/01/2037	12/01/2014A	1,306,552
1,730,000	CA Dept. of Transportation COP	5.250	03/01/2016	11/30/2014A	1,737,301
765,000	CA Dept. of Water Resources (Center Valley)	5.250	07/01/2022	11/30/2014A	768,213
140,000	CA Educational Facilities Authority	5.125	04/01/2017	11/04/2014A	140,172
1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2022	06/01/2022	1,282,766
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2024	06/01/2022A	449,484
85,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	11/30/2014A	85,315
65,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2028	11/30/2014A	65,102
1,500,000	CA Educational Facilities Authority (CCOTA / DUOC / KGIOALS / WU Obligated Group)	5.000	02/01/2026	02/01/2017A	1,564,755
25,000	CA Educational Facilities Authority (CCOTA)	5.000	06/01/2026	06/01/2015A	25,312
670,000	CA Educational Facilities Authority (Mills College)	5.125	09/01/2022	11/30/2014A	671,387
170,000	CA Educational Facilities Authority (Pooled University)	5.250	04/01/2024	11/04/2014A	170,206
75,000	CA Educational Facilities Authority (Southwestern Law School)	5.000	11/01/2023	11/30/2014A	75,133
40,000	CA Educational Facilities Authority (University of Redlands)	5.000	06/01/2028	11/30/2014A	40,122
25,000	CA Educational Facilities Authority (Woodbury University)	4.600	01/01/2017	01/01/2015A	25,044
335,000	CA Financing Authority (Wastewater Improvement)	6.100	11/01/2033	11/30/2014A	338,662
3,975,000	CA GO	5.000	09/01/2028	03/01/2016A	4,193,386
5,000	CA GO	5.000	02/01/2033	11/30/2014A	5,018
5,000	CA GO	5.200	11/01/2031	11/30/2014A	5,019
2,000,000	CA GO	5.000	06/01/2029	06/01/2015A	2,056,760
2,995,000	CA GO	5.750	11/01/2017	03/17/2015A	3,077,542

      3  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$55,000	CA GO	6.000%	10/01/2021	04/01/2015A	$56,317
5,000	CA GO	5.000	10/01/2028	11/30/2014A	5,019
1,465,000	CA GO	5.900	04/01/2023	04/01/2015A	1,499,149
5,000	CA GO	5.600	09/01/2021	03/01/2015A	5,089
110,000	CA GO	5.375	06/01/2026	12/01/2014A	110,465
195,000	CA GO	5.250	06/01/2021	12/01/2014A	195,819
40,000	CA GO	5.625	05/01/2026	11/30/2014A	40,178
10,000	CA GO	4.750	02/01/2017	11/30/2014A	10,038
15,000	CA GO	5.375	06/01/2026	12/01/2014A	15,063
10,000	CA GO	5.625	09/01/2024	03/01/2015A	10,177
80,000	CA GO	5.250	06/01/2017	12/01/2014A	80,338
20,000	CA GO	5.250	06/01/2016	12/01/2014A	20,085
65,000	CA GO	5.500	06/01/2015	11/30/2014A	65,289
20,000	CA GO	6.000	05/01/2018	05/01/2015A	20,575
5,000	CA GO	6.000	05/01/2024	05/01/2015A	5,143
605,000	CA GO	6.250	10/01/2019	04/01/2015A	620,137
905,000	CA GO	6.250	10/01/2019	04/01/2015A	927,643
35,000	CA GO	5.750	03/01/2015	03/01/2015	35,653
75,000	CA GO	5.900	03/01/2025	03/01/2015A	76,389
5,000	CA GO	6.000	08/01/2019	02/01/2015A	5,072
90,000	CA GO	6.000	08/01/2024	02/01/2015A	91,278
25,000	CA GO	5.250	04/01/2021	11/30/2014A	25,105
230,000	CA GO	5.900	04/01/2023	04/01/2015A	235,361
15,000	CA GO	5.750	11/01/2017	03/17/2015A	15,413
25,000	CA GO	5.000	06/01/2017	11/30/2014A	25,100
20,000	CA GO	6.000	08/01/2015	02/01/2015A	20,291
25,000	CA GO	5.250	04/01/2018	11/30/2014A	25,105
25,000	CA GO	5.250	04/01/2019	11/30/2014A	25,105
50,000	CA GO	5.000	06/01/2019	11/30/2014A	50,200
65,000	CA GO	5.600	09/01/2021	03/01/2015A	66,159
30,000	CA GO	5.500	04/01/2015	04/01/2015	30,668
125,000	CA GO	5.000	11/01/2022	05/01/2015A	127,957
40,000	CA GO	5.000	11/01/2022	05/01/2015A	40,946
5,000	CA GO	5.000	10/01/2018	11/30/2014A	5,020
4,970,000	CA GO	5.250	09/01/2024	09/01/2021A	6,026,771
5,000	CA GO	5.000	10/01/2017	11/30/2014A	5,020
5,000	CA GO	5.000	10/01/2022	11/30/2014A	5,020
10,000	CA GO	5.625	10/01/2026	04/01/2015A	10,220
25,000	CA GO	5.000	02/01/2032	11/30/2014A	25,088
235,000	CA GO	5.625	10/01/2023	04/01/2015A	240,210
20,000	CA GO	5.500	10/01/2022	04/01/2015A	20,436
80,000	CA GO	5.625	10/01/2021	04/01/2015A	81,790
45,000	CA GO	6.000	03/01/2024	03/01/2015A	45,852
15,000	CA GO	5.250	10/01/2015	04/01/2015A	15,316
5,000	CA GO	5.000	10/01/2018	11/30/2014A	5,020
65,000	CA GO	5.500	04/01/2019	04/01/2015A	66,423
15,000	CA GO	5.500	03/01/2020	03/01/2015A	15,262
85,000	CA GO	5.750	03/01/2023	03/01/2015A	86,544
25,000	CA GO	5.500	03/01/2020	03/01/2015A	25,437
15,000	CA GO	5.125	10/01/2027	11/30/2014A	15,062

      4  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$20,000	CA GO	5.000%	10/01/2023	11/30/2014A	$20,079
35,000	CA GO	5.000	10/01/2023	11/30/2014A	35,138
2,680,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2035	06/01/2015A	2,752,789
500,000	CA Health Facilities Financing Authority (CHCW / CHC Obligated Group)	5.625	07/01/2032	07/01/2015A	518,180
2,000,000	CA Health Facilities Financing Authority (CHCW)	5.250	03/01/2024	03/01/2016A	2,118,880
10,000	CA Health Facilities Financing Authority (CHSys/SBCH/GVCH/SYVCH Obligated Group)	5.000	11/01/2023	11/30/2014A	10,039
440,000	CA Health Facilities Financing Authority (DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVMMH / CMF Obligated Group)	5.125	07/01/2022	07/01/2015A	454,533
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)	6.500	12/01/2022	11/30/2014A	10,050
275,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)	5.125	07/01/2018	11/30/2014A	276,105
20,000	CA Health Facilities Financing Authority (PH&S/PH&S-Washington Obligated Group)	5.500	10/01/2016	11/30/2014A	20,087
1,590,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.625	07/01/2019	11/30/2014A	1,596,678
30,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	11/30/2014A	30,139
40,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)	5.250	06/01/2023	11/30/2014A	40,157
50,000	CA Health Facilities Financing Authority (SCADP)	5.150	05/01/2016	11/30/2014A	50,190
110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.100	01/01/2024	11/30/2014A	110,417
20,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.500	01/01/2019	11/30/2014A	20,069
1,000,000	CA Health Facilities Financing Authority (Sutter Health)	5.250	08/15/2031	08/15/2021A	1,147,480
1,935,000	CA HFA (Home Mtg.)	5.500	02/01/2042	03/20/2015A	1,975,790
3,000,000	CA HFA (Home Mtg.)	5.450	08/01/2028	08/01/2017A	3,075,210
1,000,000	CA HFA (Home Mtg.)	4.950	08/01/2023	02/01/2017A	1,028,260
760,000	CA HFA (Home Mtg.)	5.200	08/01/2028	02/01/2018A	780,467
6,185,000	CA HFA (Home Mtg.)	5.300	08/01/2023	08/01/2017A	6,374,447
3,970,000	CA HFA (Home Mtg.)	5.500	08/01/2042	02/01/2015A	4,102,638
1,045,000	CA HFA (Home Mtg.)	5.000	08/01/2037	08/01/2015A	1,070,488
2,000,000	CA HFA (Home Mtg.)	4.950	08/01/2026	02/01/2016A	2,019,880
155,000	CA HFA (Multifamily Hsg.)	5.850	08/01/2017	11/30/2014A	155,485
1,015,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	11/30/2014A	1,019,253
60,000	CA HFA (Multifamily Hsg.)	5.375	08/01/2028	11/30/2014A	60,044
1,330,000	CA HFA (Multifamily Hsg.)	5.400	08/01/2018	11/30/2014A	1,331,928
210,000	CA HFA (Multifamily Hsg.)	5.375	08/01/2028	11/30/2014A	210,139
3,760,000	CA HFA (Multifamily Hsg.)	5.400	08/01/2018	11/30/2014A	3,822,078
2,350,000	CA HFA (Multifamily Hsg.)	6.000	02/01/2038	11/30/2014A	2,413,332
990,000	CA HFA (Multifamily Hsg.)	5.450	08/01/2028	11/30/2014A	991,455

      5  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$15,000	CA HFA (Multifamily Hsg.)	5.300%	08/01/2028	11/30/2014A	$15,044
45,000	CA HFA (Multifamily Hsg.)	5.200	08/01/2018	11/30/2014A	45,119
935,000	CA HFA (Multifamily Hsg.), Series A	5.200	08/01/2022	11/30/2014A	946,510
140,000	CA HFA (Multifamily Hsg.), Series A	5.900	02/01/2028	11/30/2014A	142,092
5,110,000	CA HFA (Multifamily Hsg.), Series B	5.400	08/01/2028	11/30/2014A	5,239,181
1,775,000	CA HFA, Series A	4.750	08/01/2021	08/01/2015A	1,803,524
500,000	CA HFA, Series A	4.850	08/01/2026	08/01/2015A	502,615
1,930,000	CA HFA, Series C	5.750	08/01/2030	02/01/2016A	2,016,174
1,075,000	CA HFA, Series E	5.000	02/01/2024	02/01/2016A	1,087,427
275,000	CA Infrastructure and Economic Devel. (LA County Dept. of Public Social Services)	5.000	09/01/2028	11/30/2014A	275,968
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.750	07/01/2030	11/30/2014A	3,564,235
80,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)	5.625	07/01/2020	11/30/2014A	80,345
390,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)	5.750	09/01/2023	11/30/2014A	391,751
45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	02/01/2015A	54,738
335,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2029	10/01/2023A	373,331
50,000	CA Municipal Finance Authority (Biola University)	5.625	10/01/2023	04/01/2018A	55,898
465,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2030	10/01/2023A	515,573
1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)	5.250	02/01/2024	02/01/2019A	1,114,370
230,000	CA Municipal Finance Authority (Emerson College)	5.000	01/01/2028	01/01/2022A	258,117
390,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	11/25/2014A	391,349
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.300	12/01/2017	11/25/2014A	30,100
980,000	CA Pollution Control Financing Authority (Southern California Water Company)	5.500	12/01/2026	11/30/2014A	983,861
750,000	CA Pollution Control Financing Authority (WM / MGC / USAWCA / WMC&R / WMC / CWM / WWI Obligated Group)	5.125[2]	11/01/2023	11/01/2015A	783,540
4,370,000	CA Public Works	6.500	09/01/2017	09/17/2016B	4,739,134
95,000	CA Public Works	6.625	11/01/2034	05/08/2016A	95,444
10,000	CA Public Works	5.250	10/01/2016	11/30/2014A	10,041
210,000	CA Public Works	5.250	10/01/2015	11/30/2014A	210,874
270,000	CA Public Works (California Community Colleges)	5.000	12/01/2017	11/30/2014A	270,421
70,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	11/30/2014A	70,290
10,000	CA Public Works (California Community Colleges)	5.125	06/01/2025	11/30/2014A	10,040
15,000	CA Public Works (California Community Colleges)	5.125	06/01/2029	11/30/2014A	15,055
215,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	11/30/2014A	215,860

      6  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$90,000	CA Public Works (California Community Colleges)	5.250%	12/01/2016	11/30/2014A	$90,373
50,000	CA Public Works (California Community Colleges)	5.125	09/01/2016	11/30/2014A	50,202
140,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	11/30/2014A	140,582
260,000	CA Public Works (California Community Colleges)	5.250	12/01/2014	12/01/2014	261,097
25,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	11/30/2014A	25,098
60,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	11/30/2014A	60,236
450,000	CA Public Works (California Community Colleges)	5.250	12/01/2015	11/30/2014A	451,872
25,000	CA Public Works (California Highway Patrol)	5.000	11/01/2015	11/30/2014A	25,099
60,000	CA Public Works (California Highway Patrol)	5.250	11/01/2014	11/01/2014	60,000
360,000	CA Public Works (California Science Center)	5.250	10/01/2017	11/30/2014A	361,483
50,000	CA Public Works (California Science Center)	5.250	10/01/2022	11/30/2014A	50,196
2,000,000	CA Public Works (California State Prisons)	5.750	10/01/2031	10/01/2021A	2,422,480
400,000	CA Public Works (California State University)	5.500	09/01/2015	11/30/2014A	401,748
600,000	CA Public Works (California State University)	5.250	10/01/2015	11/30/2014A	602,496
50,000	CA Public Works (California State University)	5.375	10/01/2017	11/30/2014A	50,211
50,000	CA Public Works (California State University)	5.375	10/01/2016	11/30/2014A	50,212
5,000	CA Public Works (California State University)	5.000	09/01/2015	11/30/2014A	5,020
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)	5.750	11/01/2029	11/01/2019A	894,930
225,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	11/30/2014A	225,954
45,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2018	11/30/2014A	45,155
65,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	11/30/2014A	65,281
370,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2018	11/30/2014A	371,584
60,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	11/30/2014A	60,254
110,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2018	11/30/2014A	110,378
100,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2015	11/30/2014A	100,426
350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	11/30/2014A	351,473
45,000	CA Public Works (Dept. of Corrections)	5.625	10/01/2020	11/30/2014A	45,190
75,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2015	11/30/2014A	75,313
50,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2016	11/30/2014A	50,204
125,000	CA Public Works (Dept. of Corrections)	5.375	10/01/2016	11/30/2014A	125,530
865,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2021	11/30/2014A	867,240
10,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2021	11/30/2014A	10,039
510,000	CA Public Works (Dept. of Corrections)	5.000	03/01/2027	11/30/2014A	511,754
50,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2017	11/30/2014A	50,206
10,000	CA Public Works (Dept. of Corrections)	5.000	06/01/2025	11/30/2014A	10,037
310,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2016	11/30/2014A	311,283
2,000,000	CA Public Works (Dept. of Forestry & Fire Protection)	5.000	04/01/2026	04/01/2016A	2,115,920
15,000	CA Public Works (Dept. of General Services East End)	5.250	12/01/2020	11/30/2014A	15,062
155,000	CA Public Works (Dept. of General Services)	5.000	03/01/2027	11/30/2014A	155,533
15,000	CA Public Works (Dept. of General Services)	5.000	12/01/2027	11/30/2014A	15,052

      7  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$100,000	CA Public Works (Dept. of General Services)	5.250%	06/01/2025	11/30/2014A	$100,392
75,000	CA Public Works (Dept. of General Services)	5.000	12/01/2023	11/30/2014A	75,285
20,000	CA Public Works (Dept. of General Services)	5.250	06/01/2028	11/30/2014A	20,075
125,000	CA Public Works (Dept. of General Services)	5.250	12/01/2015	11/30/2014A	126,905
505,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	11/30/2014A	507,020
85,000	CA Public Works (Dept. of General Services)	5.125	12/01/2021	11/30/2014A	87,021
750,000	CA Public Works (Dept. of General Services)	5.250	12/01/2018	11/30/2014A	753,052
515,000	CA Public Works (Dept. of General Services)	5.250	12/01/2016	11/30/2014A	517,132
170,000	CA Public Works (Dept. of General Services)	5.250	12/01/2017	11/30/2014A	170,700
130,000	CA Public Works (Dept. of General Services)	5.000	03/01/2027	11/30/2014A	130,447
25,000	CA Public Works (Dept. of General Services)	5.250	03/01/2020	11/30/2014A	25,098
20,000	CA Public Works (Dept. of General Services)	4.800	03/01/2019	11/30/2014A	20,073
25,000	CA Public Works (Dept. of General Services)	5.250	03/01/2020	11/30/2014A	25,098
25,000	CA Public Works (Dept. of General Services)	5.250	11/01/2014	11/01/2014	25,000
10,000	CA Public Works (Dept. of Justice Building)	4.800	05/01/2015	11/30/2014A	10,038
50,000	CA Public Works (Dept. of Justice)	5.125	11/01/2017	11/30/2014A	50,201
30,000	CA Public Works (Dept. of Justice)	5.250	11/01/2016	11/30/2014A	30,124
30,000	CA Public Works (Dept. of Mental Health)	5.250	04/01/2023	11/30/2014A	30,126
250,000	CA Public Works (Dept. of Youth Authority)	5.375	10/01/2015	11/30/2014A	251,065
10,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	11/30/2014A	10,043
30,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	11/30/2014A	30,128
3,000,000	CA Public Works (Judicial Council)	5.250	12/01/2026	12/01/2021A	3,632,430
875,000	CA Public Works (Judicial Council)	5.000	03/01/2025	03/01/2023A	1,035,002
875,000	CA Public Works (Judicial Council)	5.000	03/01/2026	03/01/2023A	1,027,600
25,000	CA Public Works (Library & Courts Annex)	5.000	05/01/2018	11/30/2014A	25,039
25,000	CA Public Works (Library & Courts Annex)	5.000	05/01/2015	11/30/2014A	25,099
460,000	CA Public Works (State Universities)	5.400	10/01/2022	11/30/2014A	461,932
1,780,000	CA Public Works (State Universities)	5.500	12/01/2018	11/30/2014A	1,787,743
50,000	CA Public Works (Trustees California State University)	5.000	10/01/2019	11/30/2014A	50,772
20,000	CA Public Works (Various California State Universities)	5.550	09/01/2016	11/30/2014A	20,088
2,295,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	11/30/2014A	2,340,739
1,985,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	11/30/2014A	1,993,833
140,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	11/30/2014A	140,571
2,710,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	11/30/2014A	2,766,910
135,000	CA Public Works (Various State Universities)	5.400	10/01/2022	11/30/2014A	135,567
280,000	CA Public Works (Various State Universities)	5.500	09/01/2015	11/30/2014A	281,224
1,160,000	CA Public Works (Various State Universities)	5.400	10/01/2022	11/30/2014A	1,164,872
30,000	CA Public Works Board (California Highway Patrol)	5.250	11/01/2020	11/30/2014A	30,118
400,000	CA School Finance Authority Charter School (Coastal Acedemy)	5.000	10/01/2022	01/15/2020A	435,572
25,000	CA Statewide CDA	6.625	09/01/2027	11/30/2014A	25,051
200,000	CA Statewide CDA (AHSW/GHMC/ WMMC/PVH/SJCH/SHHosp/SVHosp/FRH/AMCH/ UVMC/CMCtr/PAMC Obligated Group)	5.000	03/01/2020	03/01/2015A	203,066

      8  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$7,000,000	CA Statewide CDA (Bakersfield Reassessment District)	5.000%	09/02/2022	07/03/2020B	$7,514,290
45,000	CA Statewide CDA (Bouquet Canyon)	5.300	07/01/2018	12/01/2014A	45,110
1,220,000	CA Statewide CDA (California Hsg. Foundation)	5.250	12/01/2027	12/01/2017A	1,290,906
1,065,000	CA Statewide CDA (Cathedral City Heritage Park / Glendale Heritage Park Obligated Group)	5.200	06/01/2036	11/30/2014A	1,072,263
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)	6.000	05/15/2023	05/15/2018A	112,667
1,425,000	CA Statewide CDA (DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVMMH / CMF Obligated Group)	5.500	07/01/2031	07/01/2017A	1,585,911
45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	11/30/2014A	45,081
1,500,000	CA Statewide CDA (EVLAJHA/GVLAJHA/JHAGS/LAJHFTA/FEV/JHAW/BCSC/ASN Obligated Group)	4.750	08/01/2020	11/01/2016A	1,505,670
395,000	CA Statewide CDA (Rio Bravo)	6.300	12/01/2018	05/21/2018B	384,118
3,225,000	CA Statewide CDA (Sherman Oaks Health System)	5.000	08/01/2022	12/02/2020B	3,736,033
450,000	CA Statewide CDA (Water & Wastewater)	5.125	10/01/2022	11/30/2014A	451,714
25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	11/30/2014A	25,058
5,000	CA Statewide CDA COP (CVHP / CVMC / FH Obligated Group)	5.000	04/01/2018	11/30/2014A	5,013
790,000	CA Statewide CDA COP (CVHP / CVMC / FH Obligated Group)	5.125	04/01/2023	11/30/2014A	791,019
120,000	CA Statewide CDA COP (Internext Group)	5.375	04/01/2030	11/30/2014A	120,354
405,000	CA Statewide CDA School Facilities (47th & Main)	5.125	07/01/2022	04/07/2019A	428,130
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300	09/01/2017	11/30/2014A	20,622
25,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.600	09/01/2020	11/30/2014A	25,777
5,000	CA Statewide CDA Water & Wastewater	5.000	10/01/2031	11/30/2014A	5,018
90,000	CA Statewide CDA Water & Wastewater	5.300	10/01/2020	11/28/2014A	90,348
5,000	CA Statewide CDA Water & Wastewater	5.250	10/01/2027	11/30/2014A	5,021
1,645,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	5.625	05/01/2029	05/17/2020B	1,641,282
3,323,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	5.625	05/01/2029	05/18/2020B	3,315,490
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2037	01/18/2027B	3,394,728
50,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2017	11/30/2014A	50,174
25,000	CA Water Resource Devel. GO, Series P & N	5.000	06/01/2020	11/30/2014A	25,100
60,000	CA Water Resource Devel. GO, Series Q	5.000	03/01/2016	11/30/2014A	60,241
25,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2015	11/30/2014A	25,101
15,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2017	11/30/2014A	15,060
10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	03/01/2015A	10,047
250,000	Campbell, CA COP (Civic Center)	5.250	10/01/2028	11/30/2014A	251,002
15,000	Campbell, CA Redevel. Agency Tax Allocation	5.800	10/01/2027	11/30/2014A	15,023
15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)	5.300	09/01/2023	03/01/2015A	15,088
40,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation	5.250	09/01/2019	03/01/2015A	40,394
50,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	03/02/2015A	50,409
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	03/02/2015A	30,343

      9  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$65,000	Carson, CA Improvement Bond Act 1915	7.375%	09/02/2022	03/02/2015A	$65,652
2,385,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	04/01/2015A	2,440,618
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	03/02/2015A	72,622
30,000	Cathedral City, CA Public Financing Authority	5.600	08/01/2018	11/14/2014A	30,059
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028B	38,577
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022B	40,933
10,000	Central CA Unified School District	5.625	03/01/2018	03/01/2015A	10,180
50,000	Ceres, CA Rdevel. Agency Tax Allocation	5.000	11/01/2033	11/30/2014A	51,048
150,000	Chico, CA Public Financing Authority	5.000	04/01/2018	11/30/2014A	150,495
110,000	Chico, CA Public Financing Authority	5.000	04/01/2019	11/30/2014A	110,337
225,000	Chino Hills, CA COP	5.000	09/01/2026	11/30/2014A	225,385
50,000	Chino, CA Community Facilities District Special Tax No. 2	5.000	09/01/2026	09/01/2015A	51,228
7,250,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.000	12/01/2027	12/01/2015A	7,751,917
50,000	Chula Vista, CA Public Financing Authority	4.750	09/02/2015	11/30/2014A	50,172
190,000	Chula Vista, CA Public Financing Authority	5.000	09/02/2016	11/30/2014A	190,714
20,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	03/01/2015A	20,169
40,000	Colton, CA Public Financing Authority, Series A	5.000	08/01/2027	11/30/2014A	40,033
260,000	Colton, CA Public Financing Authority, Series A	5.000	08/01/2018	11/30/2014A	260,653
45,000	Colton, CA Public Financing Authority, Series B	5.875	08/01/2027	11/30/2014A	45,044
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	11/30/2014A	20,023
1,710,000	Compton, CA Community College District	5.000	07/01/2020	07/01/2020	1,976,572
1,310,000	Compton, CA Community College District	5.000	07/01/2023	07/01/2022A	1,520,818
1,895,000	Compton, CA Community College District	5.000	07/01/2021	07/01/2021	2,210,840
445,000	Compton, CA Sewer	5.375	09/01/2023	11/30/2014A	445,400
25,000	Concord, CA GO	5.000	08/01/2017	11/30/2014A	25,077
10,000	Contra Costa County, CA Public Financing Authority	5.000	06/01/2019	11/30/2014A	10,030
105,000	Contra Costa County, CA Public Financing Authority	5.000	06/01/2028	11/30/2014A	105,399
110,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2015	11/30/2014A	110,465
25,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2016	11/30/2014A	25,099
585,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)	5.125	08/01/2019	11/30/2014A	585,099
20,000	Contra Costa, CA Community College District COP (Diablo Valley College)	6.000	06/01/2021	11/30/2014A	20,096
40,000	Corona, CA Redevel. Agency Tax Allocation	5.500	09/01/2016	11/30/2014A	40,124
90,000	Corona, CA Redevel. Agency Tax Allocation	5.625	09/01/2021	11/30/2014A	90,175
500,000	Corona, CA Redevel. Agency Tax Allocation	5.000	09/01/2023	11/30/2014A	501,855

      10  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
California (Continued)
$100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000%	09/01/2027	03/01/2015A	$103,794
10,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.000	10/01/2016	04/01/2016B	10,581
185,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.000	10/01/2021	10/01/2021	238,591
130,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.250	10/01/2021	10/01/2021	169,716
115,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.250	10/01/2017	10/01/2017	132,095
35,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.875	10/01/2020	10/01/2020	44,397
155,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.875	10/01/2019	10/01/2019	192,842
110,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.125	10/01/2020	10/01/2020	141,006
315,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.750	10/01/2027	10/01/2021A	422,339
120,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.625	10/01/2018	10/01/2018	143,914
80,000	Culver City, CA COP	5.750	01/01/2016	11/30/2014A	80,318
25,000	Culver City, CA Redevel. Agency	5.500	11/01/2020	11/30/2014A	25,489
25,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2019	11/30/2014A	25,489
15,000	Culver City, CA Redevel. Finance Authority	5.600	11/01/2025	11/30/2014A	15,063
5,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2014	11/01/2014	5,000
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	11/30/2014A	20,032
1,000,000	Davis, CA Redevel. Agency Tax Allocation	6.500	12/01/2026	12/01/2021A	1,259,450
555,000	Del Norte County, CA COP	5.400	06/01/2019	11/30/2014A	557,398
975,000	Delano, CA Union High School District	5.100	02/01/2023	02/01/2023	1,159,675
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)	6.000	09/01/2023	09/01/2019A	597,062
320,000	Dinuba, CA Redevel. Agency Tax Allocation	5.750	09/01/2028	03/03/2020A	361,642
420,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)	5.125	08/01/2020	02/01/2015A	422,612
50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)	5.125	08/01/2028	02/01/2015A	50,166
25,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000	09/01/2027	03/01/2015A	25,623
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	03/02/2015A	10,078
20,000	Eastside, CA Union School District	5.125	08/01/2026	02/01/2015A	20,120
45,000	El Centro, CA Financing Authority (El Centro Regional Medical Center)	5.250	03/01/2026	11/30/2014A	45,105
180,000	El Cerrito, CA Redevel. Agency Tax Allocation	5.000	07/01/2019	11/30/2014A	180,320
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2027	09/01/2022A	907,640
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2026	09/01/2022A	717,274
50,000	El Monte, CA COP (Dept. of Public Social Services Facility)	5.000	06/01/2019	06/01/2015A	50,928

      11  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$3,240,000	Emery, CA Unified School District	6.500%	08/01/2031	08/01/2021	A	$4,178,693
1,170,000	Emery, CA Unified School District	6.250	08/01/2026	08/01/2021	A	1,462,980
10,000	Encinitas, CA Improvement Bond Act 1915	6.900	09/02/2017	03/02/2015	A	10,002
10,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	03/02/2015	A	10,445
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	B	7,973
845,000	Folsom, CA Public Financing Authority	5.000	09/01/2023	09/01/2017	A	891,407
10,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	03/02/2015	A	10,069
15,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	03/02/2015	A	15,104
250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	10/01/2022	10/01/2015	A	260,032
700,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500	09/01/2032	11/30/2014	A	709,667
1,665,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.250	09/01/2020	11/30/2014	A	1,665,433
90,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	09/01/2023	11/30/2014	A	90,184
200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2016	11/30/2014	A	200,592
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2021	11/30/2014	A	25,040
205,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500	10/01/2027	04/01/2015	A	206,788
40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)	5.450	09/01/2029	11/30/2014	A	40,063
615,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	5.000	09/01/2022	11/30/2014	A	616,335
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	03/01/2015	A	272,423
1,510,000	Fontana, CA Special Tax Community Facilities District No. 2-A	5.250	09/01/2017	03/01/2015	A	1,530,898
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125	10/01/2015	04/01/2015	A	10,237
35,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.000	01/01/2035	11/30/2014	A	35,099
1,105,000	Fremont, CA Union High School District	5.000	09/01/2022	09/01/2015	A	1,148,769
100,000	Freshwater, CA School District	5.000	08/01/2025	02/01/2015	A	100,366
2,160,000	Fresno, CA Joint Powers Financing Authority	5.250	10/01/2024	11/30/2014	A	2,161,447
870,000	Fresno, CA Joint Powers Financing Authority	5.000	04/01/2022	04/01/2018	A	908,097
110,000	Fresno, CA Joint Powers Financing Authority	5.250	08/01/2018	11/30/2014	A	110,249
65,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2028	11/30/2014	A	65,094
10,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2019	11/30/2014	A	10,040
35,000	Fresno, CA Joint Powers Financing Authority	5.500	06/01/2015	11/30/2014	A	35,155
140,000	Fresno, CA Joint Powers Financing Authority	5.750	06/01/2026	11/30/2014	A	143,413
30,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2020	11/30/2014	A	30,120
55,000	Fullerton, CA Public Financing Authority	5.125	05/01/2021	05/01/2015	A	56,330
135,000	Fullerton, CA Redevel. Agency COP	5.000	04/01/2026	04/01/2017	A	144,685
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	03/02/2015	A	10,362
400,000	Galt, CA Redevel. Agency Tax Allocation	7.375	09/01/2033	09/01/2021	A	506,948
115,000	Garden Grove, CA COP	5.375	03/01/2017	11/30/2014	A	115,361
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	03/02/2015	A	20,151

      12  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$425,000	Grand Terrace, CA Community Redevel. Agency	5.100%	09/01/2022	09/01/2019	A	$476,391
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	11/30/2014	A	15,009
20,000	Greenfield, CA Union School District	6.250	09/01/2030	03/01/2015	A	20,765
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2023	12/01/2014	A	1,003,920
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2022	12/01/2014	A	1,480,782
75,000	Hawthorne, CA Community Redevel. Agency	5.000	09/01/2024	11/30/2014	A	75,271
110,000	Hawthorne, CA Community Redevel. Agency	5.000	09/01/2018	11/30/2014	A	110,408
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2015	A	3,276,640
155,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	03/01/2015	A	157,221
10,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	03/01/2015	A	10,195
30,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	03/02/2015	A	30,419
50,000	Hement, CA Redevel. Agency Tax Allocation	5.000	09/15/2023	11/30/2014	A	50,066
1,955,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	03/01/2015	A	1,964,247
5,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	03/02/2015	A	5,195
10,000	Huntington Beach, CA Community Facilities District	5.400	10/01/2020	04/01/2015	A	10,142
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	03/01/2015	A	20,110
1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2026	09/01/2018	A	1,209,084
1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2025	09/01/2018	A	1,146,416
100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)	5.000	08/01/2018	02/01/2015	A	100,904
15,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)	5.000	08/01/2024	11/30/2014	A	15,029
25,000	Huntington Park, CA Public Financing Authority	5.000	09/01/2022	11/30/2014	A	25,588
2,735,000	Imperial, CA Public Financing Authority (Water Facility)	5.000	10/15/2026	10/15/2022	A	3,075,808
3,230,000	Indio, CA Water Authority	5.000	04/01/2031	04/01/2016	A	3,382,585
50,000	Industry, CA GO	5.000	01/01/2024	11/30/2014	A	50,810
70,000	Industry, CA GO	5.000	01/01/2027	11/30/2014	A	71,378
75,000	Industry, CA Urban Devel. Agency	5.000	05/01/2020	11/30/2014	A	75,852
130,000	Industry, CA Urban Devel. Agency (South Montebello)	5.000	05/01/2019	11/30/2014	A	131,314
710,000	Irvine, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2023	A	810,770
100,000	Jurupa, CA Community Services District Special Tax	5.000	09/01/2027	09/01/2015	A	102,631
35,000	Kern Valley, CA Healthcare District	5.250	08/01/2021	11/30/2014	A	35,137
2,000,000	Kern, CA Community College District	5.250	11/01/2031	11/01/2018	A	2,244,700
10,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	11/30/2014	A	10,035
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	11/30/2014	A	10,022
50,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	03/02/2015	A	50,318
175,000	La Mirada, CA Redevel. Agency	5.125	08/15/2022	11/14/2014	A	175,315

      13  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$60,000	La Mirada, CA Redevel. Agency	5.125%	08/15/2021	11/14/2014	A	$60,108
25,000	La Mirada, CA Redevel. Agency	5.000	08/15/2015	11/14/2014	A	25,044
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2015	A	519,385
15,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	04/01/2015	A	15,228
615,000	Lancaster, CA Redevel. Agency	5.500	12/01/2028	12/01/2020	A	688,462
10,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	12/01/2014	A	10,024
55,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	12/01/2014	A	55,143
150,000	Lawndale, CA Elementary School District	5.000	08/01/2029	02/01/2015	A	151,576
115,000	Lincoln, CA Public Financing Authority	5.000	08/01/2028	02/01/2015	A	115,466
100,000	Livermore Valley, CA Joint Unified School District	5.000	08/01/2023	11/30/2014	A	100,400
10,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	03/02/2015	A	10,311
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	03/01/2015	A	45,288
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2030	03/01/2015	A	15,084
925,000	Livermore, CA Redevel. Agency Tax Allocation	5.000	08/01/2026	11/30/2014	A	932,603
50,000	Livermore, CA Redevel. Agency Tax Allocation	5.250	08/01/2018	11/30/2014	A	50,433
2,000,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	2,268,740
35,000	Long Beach, CA Bond Finance Authority	5.375	08/01/2018	11/30/2014	A	35,106
370,000	Long Beach, CA Bond Finance Authority	5.250	11/15/2023	11/15/2023		432,922
10,000	Long Beach, CA Bond Finance Authority	5.000	11/01/2024	11/30/2014	A	10,017
500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)	5.000	05/01/2024	05/01/2016	A	543,465
20,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)	5.000	08/01/2025	08/01/2015	A	20,324
685,000	Long Beach, CA Bond Finance Authority Natural Gas	5.250	11/15/2018	11/15/2018		770,961
620,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000	11/15/2017	11/15/2017		681,120
1,150,000	Long Beach, CA Harbor	5.000	05/15/2020	05/15/2015	A	1,179,060
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	11/30/2014	A	50,085
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	03/01/2015	A	5,098
30,000	Los Angeles County, CA Community Facilities District No. 5 (Rowland Heights Area)	5.000	09/01/2019	03/01/2015	A	30,470
65,000	Los Angeles County, CA Public Works Financing Authority (Calabasas Landfill)	5.000	06/01/2022	11/30/2014	A	65,254
50,000	Los Angeles County, CA Sanitation Districts Financing Authority	5.000	10/01/2034	10/01/2015	A	51,565
90,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	03/01/2015	A	90,986
215,000	Los Angeles, CA Community Redevel. Agency (Bunker Hill)	5.000	12/01/2021	12/01/2014	A	215,860
60,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	11/30/2014	A	60,101

      14  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200%	12/01/2018	11/30/2014	A	$50,198
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2017	11/30/2014	A	50,184
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.100	12/01/2015	11/30/2014	A	40,168
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2019	11/30/2014	A	120,475
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2021	11/30/2014	A	80,320
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2020	11/30/2014	A	125,500
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[3]	5.375	05/15/2025	01/30/2016	A	11,304,285
500,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)	5.000	05/15/2025	05/15/2016	A	530,550
2,605,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)	5.000	05/15/2022	05/15/2016	A	2,775,680
15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	11/30/2014	A	15,057
10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	11/30/2014	A	10,038
1,000,000	Los Angeles, CA Dept. of Water & Power,4	5.000	07/01/2035	07/01/2016	A	1,068,180
500,000	Los Angeles, CA Harbor Dept.	5.000	08/01/2024	08/01/2016	A	546,795
15,000	Los Angeles, CA Mtg. (Section 8)	6.500	07/01/2022	11/30/2014	A	15,043
70,000	Los Angeles, CA Mtg. (Section 8)	5.350	07/01/2022	11/30/2014	A	70,141
35,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)	5.900	01/01/2030	11/30/2014	A	35,061
10,000	Los Angeles, CA Municipal Improvement Corp. (Figueroa Plaza)	5.000	08/01/2023	11/30/2014	A	10,039
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	11/30/2014	A	70,289
20,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	11/30/2014	A	20,088
205,000	Los Angeles, CA State Building Authority	5.500	10/01/2019	11/30/2014	A	205,847
70,000	Los Angeles, CA State Building Authority	5.500	10/01/2018	11/30/2014	A	70,289
50,000	Los Angeles, CA State Building Authority	5.400	10/01/2015	11/30/2014	A	50,218
200,000	Los Angeles, CA State Building Authority	5.500	10/01/2017	11/30/2014	A	200,826
15,000	Los Banos, CA Unified School District COP	5.625	08/01/2016	11/30/2014	A	15,052
325,000	Madera County, CA Board of Education COP	6.125	10/01/2036	10/01/2021	A	392,515
55,000	Madera County, CA COP (Children’s Hospital Central California Foundation)	5.000	03/15/2015	11/30/2014	A	55,220
995,000	Madera County, CA COP (Valley Children’s Hospital)	5.000	03/15/2023	11/30/2014	A	998,423
455,000	Madera County, CA COP (Valley Children’s Hospital)	5.750	03/15/2028	11/30/2014	A	456,251
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	04/01/2015	A	50,302
1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989	5.000	09/01/2027	09/01/2023	A	1,480,024
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)	5.625	07/01/2025	11/30/2014	A	10,019
1,025,000	Marysville, CA (Fremont-Rideout Health Group / Rideout Memorial Hospital/United Com-Serve Obligated Group)	5.250	01/01/2027	01/01/2021	A	1,127,244
30,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	03/01/2015	A	30,272

      15  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$825,000	Mendocino Coast, CA Healthcare District	5.875%	02/01/2020	11/30/2014	A	$827,599
5,000	Menlo Park, CA GO	5.000	08/01/2015	11/30/2014	A	5,020
5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2015	A	5,194
45,000	Milpitas, CA Redevel. Agency	5.000	09/01/2020	11/30/2014	A	45,174
1,000,000	Milpitas, CA Redevel. Agency	5.250	09/01/2021	11/30/2014	A	1,004,000
10,000	Milpitas, CA Redevel. Agency	5.250	09/01/2017	11/30/2014	A	10,042
3,215,000	Milpitas, CA Redevel. Agency	5.125	09/01/2019	11/30/2014	A	3,227,989
500,000	Modesto, CA COP (Golf Course)	5.000	11/01/2023	02/29/2020	B	539,635
1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)	5.000	08/01/2026	08/01/2022	A	1,114,640
2,000,000	Montclair, CA Redevel. Agency Tax Allocation	5.300	10/01/2030	11/30/2014	A	2,003,340
95,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.300	09/01/2022	11/30/2014	A	95,144
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	11/30/2014	A	10,011
155,000	Montebello, CA Community Redevel. Agency Tax Allocation	5.000	03/01/2019	03/01/2015	A	156,218
730,000	Montebello, CA Community Redevel. Agency Tax Alloccation	5.250	09/01/2024	03/01/2015	A	742,096
40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.750	03/01/2017	11/30/2014	A	40,479
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2016	11/30/2014	A	20,193
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2015	11/30/2014	A	65,473
355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	03/01/2015	A	367,943
3,000,000	Mountain House, CA Public Financing Authority Utility System	5.000	12/01/2032	12/01/2017	A	3,159,540
10,000	Napa, CA Hsg. Auth. (Vintage at Napa Senior Apartments)	5.200	06/15/2034	11/30/2014	A	10,042
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)	5.250	08/01/2019	08/01/2019		116,577
260,000	Needles, CA Public Utility Authority	6.650	02/01/2032	11/30/2014	A	260,062
835,000	Northern, CA Inyo County Local Hospital District	6.375	12/01/2025	12/01/2020	A	944,477
780,000	Northern, CA Inyo County Local Hospital District	5.000	12/01/2015	06/06/2015	B	809,305
600,000	Oakdale, CA Public Financing Authority	5.125	03/01/2022	11/30/2014	A	600,978
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	12/01/2014	A	50,063
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	12/01/2014	A	10,021
150,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2017	11/30/2014	A	150,372
1,120,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2023	11/30/2014	A	1,121,456
135,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2015	11/30/2014	A	135,397

      16  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$265,000	Oakland, CA Building Authority (Elihu M Harris)	5.000%	04/01/2016	11/30/2014	A	$265,739
300,000	Oakland, CA Unified School District	5.250	08/01/2022	11/30/2014	A	301,263
50,000	Oakland, CA Unified School District	5.250	08/01/2018	11/30/2014	A	50,210
200,000	Oakland, CA Unified School District	5.250	08/01/2016	11/30/2014	A	200,796
2,000,000	Oakland, CA Unified School District	6.000	08/01/2026	08/01/2018	A	2,240,060
750,000	Oakland, CA Unified School District	5.000	08/01/2022	01/15/2021	B	846,652
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	A	1,149,990
2,000,000	Oakland, CA Unified School District	5.000	08/01/2025	08/01/2015	A	2,053,880
160,000	Oakland, CA Unified School District	5.250	08/01/2019	11/30/2014	A	160,659
100,000	Oakland, CA Unified School District	5.250	08/01/2017	11/30/2014	A	100,416
50,000	Oakland, CA Unified School District	5.250	08/01/2015	11/30/2014	A	50,208
700,000	Oakland, CA Unified School District	5.000	08/01/2026	11/30/2014	A	702,597
3,110,000	Oakland, CA Unified School District	5.250	08/01/2024	11/30/2014	A	3,122,191
370,000	Oakland, CA Unified School District	5.250	08/01/2020	11/30/2014	A	371,506
805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023	A	919,012
745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023	A	854,023
685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023	A	790,202
1,470,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2015	A	1,504,648
60,000	Orange County, CA Community Facilities District	5.250	08/15/2019	11/30/2014	A	60,179
10,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	03/02/2015	A	10,156
1,500,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)	5.000	10/01/2028	10/01/2022	A	1,695,870
850,000	Oroville, CA Public Financing Authority	5.000	09/15/2030	11/30/2014	A	856,247
195,000	Oroville, CA Public Financing Authority	5.125	09/15/2025	11/30/2014	A	195,374
50,000	Oxnard, CA Financing Authority	5.300	06/01/2029	06/01/2021	A	55,988
250,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)	5.250	06/01/2034	12/01/2014	A	250,390
5,200,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)	5.000	06/01/2026	12/01/2014	A	5,312,372
2,035,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)	5.000	06/01/2021	12/01/2014	A	2,078,976
845,000	Oxnard, CA Harbor District	5.000	08/01/2020	08/01/2020		955,441
530,000	Oxnard, CA School District	5.000	08/01/2027	08/01/2023	A	612,161
460,000	Oxnard, CA School District	5.000	08/01/2026	08/01/2023	A	533,554
180,000	Pajaro Valley, CA Water Management Agency COP	5.750	03/01/2024	11/30/2014	A	180,171
25,000	Pajaro Valley, CA Water Management Agency COP	5.750	03/01/2029	11/30/2014	A	25,023
25,000	Pajaro Valley, CA Water Management Agency COP	5.500	03/01/2016	11/30/2014	A	25,006
70,000	Pajaro Valley, CA Water Management Agency COP	5.500	03/01/2018	11/30/2014	A	70,070
50,000	Palm Desert, CA Financing Authority	5.000	04/01/2026	04/01/2015	A	50,385

      17  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$55,000	Palm Desert, CA Financing Authority	5.000%	04/01/2027	04/01/2015	A	$55,408
360,000	Palm Desert, CA Financing Authority	5.000	04/01/2030	04/01/2015	A	362,336
50,000	Palm Desert, CA Financing Authority	5.200	10/01/2028	04/01/2015	A	50,395
125,000	Palm Desert, CA Financing Authority	5.000	04/01/2025	04/01/2015	A	126,026
1,230,000	Palm Desert, CA Financing Authority	5.000	08/01/2021	02/01/2015	A	1,238,007
410,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	07/01/2015	A	419,246
145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250	01/01/2022	11/30/2014	A	145,600
20,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500	01/01/2028	11/30/2014	A	20,076
45,000	Palm Springs, CA Improvement Bond Act 1915	5.650	09/02/2029	03/02/2015	A	45,156
100,000	Palmdale, CA Civic Authority	5.000	07/01/2025	11/30/2014	A	100,395
95,000	Palmdale, CA Civic Authority (Civic Center)	5.600	07/01/2015	11/30/2014	A	95,352
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	09/01/2015	A	127,871
10,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.250	09/01/2018	11/30/2014	A	10,034
45,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000	09/01/2017	11/30/2014	A	45,160
15,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000	09/01/2024	11/30/2014	A	15,029
455,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700	08/01/2018	11/30/2014	A	456,720
15,000	Palo Alto, CA Utility	5.250	06/01/2024	12/01/2014	A	15,063
175,000	Palo Alto, CA Utility	5.250	06/01/2021	12/01/2014	A	175,737
10,000	Paramount, CA Redevel. Agency Tax Allocation	5.000	08/01/2019	11/30/2014	A	10,028
100,000	Parlier, CA Redevel. Agency Tax Allocation	5.125	08/01/2023	11/30/2014	A	100,119
25,000	Parlier, CA Redevel. Agency Tax Allocation	5.000	08/01/2018	11/30/2014	A	25,050
90,000	Patterson, CA Joint Unified School District	5.000	08/01/2015	11/30/2014	A	90,360
205,000	Perris, CA Elementary School District	6.000	08/01/2028	08/01/2024	A	259,922
185,000	Perris, CA Elementary School District	6.000	08/01/2027	08/01/2024	A	235,228
545,000	Perris, CA Joint Powers Authority	5.000	09/01/2025	09/01/2023	A	622,341
390,000	Perris, CA Public Financing Authority	7.000	10/01/2033	10/01/2018	A	449,803
20,000	Perris, CA Public Financing Authority	5.350	10/01/2036	11/30/2014	A	20,023
125,000	Perris, CA Public Financing Authority	5.750	10/01/2031	11/30/2014	A	127,921
1,415,000	Perris, CA Union High School District Financing Authority	5.500	09/01/2028	03/01/2015	A	1,465,105
1,035,000	Perris, CA Union High School District Financing Authority	5.375	09/01/2026	03/01/2015	A	1,071,743
150,000	Petaluma, CA COP (Airport)	5.125	08/01/2028	11/30/2014	A	150,129
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	03/02/2015	A	10,081
1,500,000	Pico Rivera, CA Public Financing Authority	5.500	09/01/2031	09/01/2019	A	1,668,555
20,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)	5.250	08/01/2016	11/30/2014	A	20,083
25,000	Pomona, CA Public Financing Authority	5.250	02/01/2018	11/30/2014	A	25,083
30,000	Pomona, CA Public Financing Authority	5.000	02/01/2024	11/30/2014	A	30,059
65,000	Pomona, CA Public Financing Authority	5.125	02/01/2016	11/30/2014	A	65,233
400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.250	02/01/2020	11/30/2014	A	401,156

      18  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	Pomona, CA Public Financing Authority (Merged Redevel.)	5.000%	02/01/2027	11/30/2014	A	$25,035
95,000	Port Redwood City, CA GO	5.400	06/01/2019	12/01/2014	A	95,350
50,000	Poway, CA Hsg. (Poinsetta Mobile Home Park)	5.000	05/01/2023	05/01/2015	A	50,568
10,000	Poway, CA Public Financing Authority (Water Services)	5.500	11/01/2015	11/16/2014	A	10,035
55,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250	06/15/2024	11/30/2014	A	55,216
25,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.000	06/15/2028	11/30/2014	A	25,039
30,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250	06/15/2019	11/30/2014	A	30,118
50,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.125	06/15/2033	11/30/2014	A	50,066
50,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)	5.250	06/15/2017	11/30/2014	A	50,209
855,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2025	09/15/2023	A	992,766
1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2029	09/15/2023	A	1,371,535
170,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.125	09/01/2026	03/01/2015	A	175,564
150,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6	5.125	09/01/2028	09/01/2015	A	152,027
1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No.2003-1	5.750	09/01/2028	09/01/2018	A	1,988,208
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	03/02/2015	A	30,184
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	03/02/2015	A	20,072
100,000	Redding, CA Redevel. Agency (Redding School District)	5.125	09/01/2030	11/30/2014	A	100,168
30,000	Redding, CA Redevel. Agency (Redding School District)	5.000	09/01/2026	11/30/2014	A	30,054
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	03/01/2015	A	10,048
25,000	Redlands, CA Unified School District	5.000	07/01/2026	11/30/2014	A	25,093
20,000	Redlands, CA Unified School District	5.000	07/01/2022	11/30/2014	A	20,077
690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022	A	772,634
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	03/01/2015	A	102,801
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	03/01/2015	A	102,725
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	03/01/2015	A	51,341
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	03/01/2015	A	51,541
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	03/01/2015	A	25,744
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	03/01/2015	A	66,881
80,000	River Islands, CA Public Financing Authority	6.000	09/01/2027	03/01/2015	A	80,125
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	03/01/2015	A	100,148

      19  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000%	09/01/2028	09/01/2022	A	$504,054
15,000	Riverside County, CA Community Facilities District Special Tax	6.000	09/01/2030	03/01/2015	A	15,048
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	03/01/2015	A	232,121
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	09/01/2015		397,147
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015		489,511
735,000	Riverside County, CA COP (Historic Courthouse)	5.000	11/01/2024	11/01/2015	A	769,266
190,000	Riverside County, CA Public Financing Authority	5.250	10/01/2017	11/30/2014	A	190,623
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)	5.000	10/01/2022	10/01/2016	A	105,090
300,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	06/26/2017	B	240,462
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	5.750	10/01/2020	10/01/2020		359,055
20,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	03/02/2015	A	20,438
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	03/02/2015	A	346,970
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	03/02/2015	A	326,346
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	03/02/2015	A	203,450
1,155,000	Riverside, CA Public Financing Authority	5.000	11/01/2028	11/01/2022	A	1,289,916
1,640,000	Riverside, CA Public Financing Authority	5.000	11/01/2027	11/01/2022	A	1,839,522
100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)	5.000	08/01/2019	08/01/2017	A	109,005
150,000	Riverside, CA Unified School District	5.000	12/01/2026	12/01/2014	A	150,570
100,000	Rocklin, CA Unified School District Community Facilities District No. 1	5.000	09/01/2025	11/30/2014	A	100,371
50,000	Rohnert Park, CA COP	5.000	07/01/2024	11/30/2014	A	50,094
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	03/01/2015	A	25,184
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2015	A	50,433
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2015	A	50,433
405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2027	09/01/2023	A	457,585
500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2023	A	562,605
440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2023	A	500,258
365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2025	09/01/2023	A	416,797
100,000	Romoland, CA School District Special Tax Community Facilities District No. 91-1	5.400	09/01/2028	03/01/2015	A	100,596
265,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2024	02/15/2024		303,743
100,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2025	02/15/2025		115,101
190,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2021	02/15/2021		214,643
80,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2023	02/15/2023		91,158

      20  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$535,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000%	12/01/2022	11/30/2014	A	$537,033
795,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2021	11/30/2014	A	798,069
430,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2023	11/30/2014	A	431,595
100,000	Sacramento County, CA COP	4.750	10/01/2017	11/30/2014	A	100,272
2,975,000	Sacramento County, CA COP	5.750	02/01/2030	02/01/2020	A	3,304,600
925,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)	6.000	02/01/2033	12/01/2014	A	938,551
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)	5.700	03/01/2034	11/30/2014	A	1,505,790
400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	11/30/2014	A	402,032
10,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)	5.000	12/01/2022	11/30/2014	A	10,037
20,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)	5.125	12/01/2028	11/30/2014	A	20,029
50,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)	5.000	12/01/2033	11/30/2014	A	50,049
25,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)	5.200	12/01/2019	11/30/2014	A	25,072
50,000	Sacramento, CA City Financing Authority	5.000	12/01/2023	12/01/2015	A	52,422
225,000	Sacramento, CA City Financing Authority	5.000	12/01/2024	12/01/2015	A	235,645
30,000	Sacramento, CA City Financing Authority (City Hall)	5.250	12/01/2016	11/30/2014	A	30,125
750,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	03/01/2015	A	765,323
850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2025	03/01/2023	A	982,515
785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2026	03/01/2023	A	899,861
455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2027	03/01/2023	A	519,656
1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2024	03/01/2023	A	2,146,102
15,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)	5.500	09/02/2016	11/30/2014	A	15,057
200,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	11/30/2014	A	200,898
70,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)	5.500	11/01/2023	11/29/2014	A	70,289
55,000	San Bernardino County, CA (Single Family Mtg.)	5.376[1]	05/01/2031	11/30/2014	A	22,974
115,000	San Bernardino County, CA COP (Medical Center Financing)	5.000	08/01/2028	11/30/2014	A	115,228
30,000	San Bernardino County, CA COP (Medical Center Financing)	5.250	08/01/2016	11/30/2014	A	30,129
200,000	San Bernardino County, CA COP (Medical Center Financing)	5.000	08/01/2026	11/30/2014	A	200,420
235,000	San Bernardino County, CA Flood Control District	5.000	08/01/2029	11/30/2014	A	235,860
190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)	5.000	09/01/2019	09/01/2015	A	195,236

      21  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$200,000	San Bernardino, CA Joint Powers Financing Authority	5.750%	10/01/2019	10/01/2019		$232,250
10,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		11,416
70,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2023	10/01/2023		82,002
180,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2023	10/01/2023		210,861
50,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2022	10/01/2022		58,567
160,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	11/30/2014	A	160,438
335,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	11/30/2014	A	335,918
145,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)	5.600	01/01/2015	11/30/2014	A	145,213
440,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2024	03/01/2015	A	439,969
285,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2020	11/30/2014	A	285,011
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625	04/01/2026	11/30/2014	A	150,260
430,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2017	02/14/2016	B	443,158
70,000	San Bernardino, CA Municipal Water Dept.	5.250	02/01/2015	11/30/2014	A	70,246
135,000	San Bernardino, CA Municipal Water Dept.	5.000	02/01/2017	11/30/2014	A	135,386
25,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	01/01/2015	A	25,149
50,000	San Bruno, CA Police Facilities Financing	5.250	02/01/2021	11/30/2014	A	50,181
1,520,000	San Diego County, CA Regional Airport Authority	5.000	07/01/2026	07/01/2023	A	1,773,171
90,000	San Diego County, CA Water Authority	4.750	05/01/2028	11/30/2014	A	90,285
720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2030	09/01/2023	A	798,912
545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2025	09/01/2023	A	617,845
610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2027	09/01/2023	A	684,231
640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2028	09/01/2023	A	714,944
4,790,000	San Diego, CA Hsg. Authority (Island Village Apartments)	5.650[2]	07/01/2034	11/30/2014	A	4,810,597
245,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2029	09/02/2018	A	259,506
265,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2031	09/02/2018	A	280,471
255,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2030	09/02/2018	A	269,257
285,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2032	09/02/2018	A	301,117
230,000	San Diego, CA Improvement Bond Act 1915	5.250	09/02/2028	09/02/2018	A	243,048
180,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2023	09/02/2018	A	193,192
170,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2022	09/02/2018	A	183,269
165,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2021	09/02/2018	A	179,215

      22  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$190,000	San Diego, CA Improvement Bond Act 1915	5.000%	09/02/2024	09/02/2018	A	$203,330
220,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2027	09/02/2018	A	232,771
210,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2026	09/02/2018	A	223,640
195,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2018	A	207,227
85,000	San Diego, CA Mtg. (Mariners Cove)	5.800	09/01/2015	11/30/2014	A	85,343
1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.250	02/15/2032	02/15/2017	A	1,080,720
10,000	San Diego, CA Redevel. Agency	6.000	11/01/2015	11/16/2014	A	10,048
115,000	San Diego, CA Redevel. Agency (Centre City)	5.350	09/01/2024	11/30/2014	A	115,124
175,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2021	11/30/2014	A	175,721
20,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2015	11/30/2014	A	20,068
55,000	San Diego, CA Redevel. Agency (Centre City)	5.300	09/01/2020	11/30/2014	A	55,092
325,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2026	11/30/2014	A	325,367
1,000,000	San Diego, CA Redevel. Agency (Centre City)	6.400	09/01/2019	11/30/2014	A	1,003,910
50,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2026	11/30/2014	A	50,186
100,000	San Diego, CA Redevel. Agency (Centre City)	5.200	09/01/2019	11/30/2014	A	100,211
25,000	San Diego, CA Redevel. Agency (Centre City)	5.600	09/01/2024	11/30/2014	A	25,032
10,000	San Diego, CA Redevel. Agency (Centre City)	5.500	09/01/2019	11/30/2014	A	10,021
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.000	10/01/2021	11/30/2014	A	20,078
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.000	10/01/2026	11/30/2014	A	20,074
95,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)	5.875	10/01/2019	11/30/2014	A	95,445
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)	5.875	09/01/2030	11/30/2014	A	300,447
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)	5.800	09/01/2022	11/30/2014	A	70,135
110,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.700	09/01/2020	11/30/2014	A	110,371
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.900	09/01/2025	11/30/2014	A	711,818
85,000	San Diego, CA Redevel. Agency (North Park Redevel.)	5.600	09/01/2019	11/30/2014	A	85,279
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)	5.900	09/01/2030	11/30/2014	A	25,057
5,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)	6.750	09/01/2016	03/01/2015	A	5,108
275,000	San Francisco, CA City & County Airports Commission	5.250	01/01/2026	11/30/2014	A	275,352
7,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	A	8,435,775
1,385,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2022	11/30/2014	A	1,387,479
320,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2024	11/30/2014	A	320,483
1,320,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.100	01/01/2020	11/30/2014	A	1,326,217
315,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.125	01/01/2017	11/30/2014	A	315,876

      23  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125%	01/01/2027	11/30/2014	A	$512,326
3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2019	11/30/2014	A	3,047,357
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2027	11/30/2014	A	75,094
160,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2020	11/30/2014	A	160,354
95,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2023	11/30/2014	A	95,158
115,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2021	11/30/2014	A	115,230
25,000	San Francisco, CA City & County COP	5.000	09/01/2018	11/30/2014	A	25,099
40,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	03/02/2015	A	41,593
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2023	08/01/2022	A	574,010
1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2025	08/01/2022	A	1,815,216
1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022	A	1,412,613
20,000	San Francisco, CA City & County Redevel. Financing Authority	5.000	08/01/2019	11/30/2014	A	20,060
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.000	08/01/2029	08/01/2019	A	132,880
100,000	San Francisco, CA Community College District	5.000	06/15/2022	11/30/2014	A	100,391
10,000	San Francisco, CA Community College District	5.000	06/15/2028	11/30/2014	A	10,037
30,000	San Francisco, CA Community College District	5.000	06/15/2031	11/30/2014	A	30,096
25,000	San Francisco, CA Community College District	5.000	06/15/2021	11/30/2014	A	25,098
115,000	San Francisco, CA Community College District	5.375	06/15/2022	11/30/2014	A	115,492
80,000	San Francisco, CA Community College District	5.000	06/15/2026	11/30/2014	A	80,309
215,000	San Francisco, CA Community College District	5.375	06/15/2015	11/30/2014	A	215,931
200,000	San Francisco, CA Community College District	5.375	06/15/2016	11/30/2014	A	200,864
135,000	San Francisco, CA Community College District	5.000	06/15/2019	11/30/2014	A	135,536
50,000	San Francisco, CA Community College District	5.000	06/15/2020	11/30/2014	A	50,198
360,000	San Francisco, CA Community College District	5.000	06/15/2017	11/30/2014	A	361,436
855,000	San Francisco, CA Community College District	5.000	06/15/2018	11/30/2014	A	858,403
920,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2024	08/01/2020	A	1,029,314
1,815,000	San Joaquin Hills, CA Transportation Corridor Agency	5.375	01/15/2029	12/08/2014	A	1,824,275
700,000	San Joaquin Hills, CA Transportation Corridor Agency	5.250	01/15/2030	12/08/2014	A	703,024
50,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2022	11/30/2014	A	50,204
15,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2017	11/30/2014	A	15,060
105,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2025	11/30/2014	A	105,427
85,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2020	11/30/2014	A	85,349
35,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2015	11/30/2014	A	35,141
235,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2018	11/30/2014	A	235,945
105,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2022	11/30/2014	A	106,844
50,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2020	11/30/2014	A	50,878
30,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2017	11/30/2014	A	30,527

      24  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,000,000	San Jose, CA Airport	6.250%	03/01/2034	03/01/2021	A	$1,175,740
10,000,000	San Jose, CA Airport SPEARS	0.150[2]	03/01/2037	11/07/2014	A	10,000,000
15,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2024	11/30/2014	A	15,056
25,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2026	11/30/2014	A	25,093
225,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2016	11/30/2014	A	225,907
60,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2015	11/30/2014	A	60,569
50,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2018	11/30/2014	A	50,202
90,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2017	11/30/2014	A	90,363
280,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2019	11/30/2014	A	281,128
60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	03/02/2015	A	62,246
25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2015	A	25,985
20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	03/02/2015	A	20,828
95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	03/02/2015	A	98,646
250,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)	5.350[2]	07/15/2034	02/26/2017	A	264,173
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.100	01/01/2031	11/30/2014	A	25,017
390,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)	5.875	03/01/2033	12/01/2014	A	392,948
35,000	San Jose, CA Redevel. Agency	5.500	08/01/2016	11/30/2014	A	35,152
350,000	San Jose, CA Redevel. Agency	5.000	08/01/2017	08/01/2015	A	362,166
45,000	San Jose, CA Redevel. Agency	5.000	08/01/2028	08/01/2015	A	46,316
300,000	San Jose, CA Redevel. Agency	5.000	08/01/2019	08/01/2015	A	310,290
50,000	San Jose, CA Redevel. Agency	5.000	08/01/2020	08/01/2015	A	51,684
25,000	San Jose, CA Redevel. Agency	5.000	08/01/2023	08/01/2017	A	27,040
55,000	San Jose, CA Redevel. Agency	5.750	08/01/2017	02/01/2015	A	55,580
5,300,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	02/01/2015	A	5,365,402
200,000	San Jose, CA Redevel. Agency	6.375	08/01/2021	08/01/2018	A	225,910
75,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	08/01/2017	A	80,873
30,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2025	08/01/2017	A	32,349
255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2022	08/01/2017	A	273,834
115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2023	08/01/2017	A	123,494
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.250	08/01/2019	11/30/2014	A	1,214,925
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2024	08/01/2017	A	107,831
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2027	11/30/2014	A	100,380
20,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	4.000	08/01/2017	11/30/2014	A	20,058

      25  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$25,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000%	08/01/2019	11/30/2014	A	$25,097
5,000	San Jose, CA Redevel. Agency Tax Allocation	5.600	08/01/2019	11/30/2014	A	5,022
100,000	San Juan Capistrano, CA Public Financing Authority	4.800	12/01/2016	11/20/2014	A	100,247
1,000,000	San Juan, CA Basin Authority (Ground Water Recovery)	5.000	12/01/2034	11/20/2014	A	1,002,570
25,000	San Marcos, CA Public Facilities Authority	5.000	08/01/2017	11/30/2014	A	25,089
500,000	San Marcos, CA Public Facilities Authority	4.875	08/01/2031	11/30/2014	A	500,575
1,000,000	San Marcos, CA Public Facilities Authority	5.000	08/01/2033	02/01/2015	A	1,009,960
25,000	San Marcos, CA Public Facilities Authority	5.000	08/01/2021	02/01/2015	A	25,283
100,000	San Marcos, CA Public Facilities Authority	5.000	08/01/2026	02/01/2015	A	101,104
95,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)	5.650	10/01/2028	11/30/2014	A	95,376
130,000	San Mateo, CA Flood Control District COP (Colma Creek Flood Control Zone)	5.125	08/01/2032	11/30/2014	A	130,143
40,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	5.000	12/01/2014	12/01/2014		40,166
50,000	San Ramon, CA Public Financing Authority	5.300	02/01/2028	02/01/2015	A	50,156
100,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000	09/01/2015	11/30/2014	A	100,377
105,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2018	11/30/2014	A	105,415
60,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2019	11/30/2014	A	60,236
25,000	Santa Clara County, CA Board of Education	5.000	04/01/2021	11/30/2014	A	25,041
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)	5.850	08/01/2031	11/30/2014	A	1,716,406
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.700	08/01/2021	11/30/2014	A	80,107
500,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.000	06/01/2022	12/01/2014	A	501,930
25,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.375	06/01/2016	12/01/2014	A	25,105
185,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.500	06/01/2023	12/01/2014	A	185,792
400,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.000	06/01/2020	12/01/2014	A	401,520
175,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.000	06/01/2015	12/01/2014	A	175,704
1,020,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2019	12/01/2014	A	1,024,151
100,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2018	12/01/2014	A	100,407
785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	874,443
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,296,360
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	713,289
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	367,032

      26  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000%	11/15/2025	11/15/2022	A	$1,037,656
40,000	Santa Fe Springs, CA Community Devel. Commission	5.375	09/01/2019	11/30/2014	A	40,131
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation	5.375	09/01/2021	11/30/2014	A	802,272
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation	5.375	09/01/2018	11/30/2014	A	85,300
20,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevel.)	5.000	07/01/2016	11/30/2014	A	20,077
30,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevel.)	5.000	07/01/2018	11/30/2014	A	30,099
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	03/02/2015	A	25,036
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	03/02/2015	A	20,192
895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2028	09/01/2023	A	1,007,063
770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2026	09/01/2023	A	875,452
710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2025	09/01/2023	A	810,756
830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2023	A	937,767
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	09/01/2016	A	1,425,765
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	12/31/2014	A	16,957
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	A	104,174
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	A	104,620
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	A	105,750
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	A	105,225
400,000	Sierra View, CA Local Health Care District	5.250	07/01/2024	07/01/2017	A	431,364
40,000	Signal Hill CA Redevel. Agency	5.250	10/01/2024	10/01/2019	A	42,647
525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.250	09/01/2019	11/30/2014	A	526,570
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.000	09/01/2030	11/30/2014	A	25,037
25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.250	09/01/2021	11/30/2014	A	25,098
175,000	Soledad, CA Redevel. Agency (Soledad Redevel.)	5.350	12/01/2028	11/30/2014	A	175,177
1,020,000	Sonora, CA Union High School District	5.625	08/01/2029	08/01/2023	A	1,216,003
1,925,000	South Gate, CA Utility Authority	5.250	10/01/2027	10/01/2022	A	2,246,976
40,000	South Orange County, CA Public Financing Authority	5.800	09/02/2018	03/02/2015	A	40,734
50,000	South Orange County, CA Public Financing Authority	5.250	08/15/2015	11/30/2014	A	50,210
45,000	South Orange County, CA Public Financing Authority	5.250	08/15/2018	11/30/2014	A	45,183

      27  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)	5.000%	08/15/2024	08/15/2015	A	$255,013
20,000	South Tahoe, CA Joint Powers Financing Authority	5.300	10/01/2021	11/30/2014	A	20,037
260,000	Southern CA Mono Health Care District	5.000	08/01/2021	08/01/2021		295,035
5,000	Southern CA Public Power Authority	5.500	07/01/2020	11/30/2014	A	5,022
10,000	Southern CA Public Power Authority	5.000	07/01/2015	11/30/2014	A	10,040
25,000	Southern CA Public Power Authority	5.500	07/01/2020	11/30/2014	A	25,110
925,000	Southern CA Public Power Authority	5.000	11/01/2018	11/01/2018		1,049,080
50,000	Southern CA Public Power Authority	5.250	10/01/2015	11/30/2014	A	50,211
20,000	Southern CA Public Power Authority	5.750	07/01/2021	11/30/2014	A	20,092
5,445,000	Southern CA Tobacco Securitization Authority	4.750	06/01/2025	04/25/2020	B	5,397,465
20,000	Stockton, CA COP (Wastewater System)	5.000	09/01/2023	11/24/2014	A	20,061
105,000	Stockton, CA COP (Wastewater System)	5.125	09/01/2016	11/24/2014	A	105,331
30,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	03/02/2015	A	30,243
250,000	Stockton, CA Unified School District (Election 2005)	5.000	09/01/2019	09/01/2015	A	259,133
50,000	Stockton, CA Unified School District (Election 2008)	5.000	08/01/2023	08/01/2016	A	54,191
25,000	Stockton-East, CA Water District	5.000	04/01/2019	11/30/2014	A	25,058
25,000	Suisun City, CA Public Financing Authority	5.200	10/01/2028	11/30/2014	A	25,044
20,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2017	11/30/2014	A	20,080
25,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2022	11/30/2014	A	25,100
1,490,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2029	10/01/2023	A	1,700,939
1,465,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2028	10/01/2023	A	1,677,293
300,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2025	10/01/2023	A	350,787
415,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2026	10/01/2023	A	481,002
700,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2027	10/01/2023	A	808,066
4,550,000	Sweetwater, CA Union High School District	5.000	09/01/2027	09/01/2015	A	4,716,212
50,000	Taft, CA Public Financing Authority (Community Correctional Facility)	6.050	01/01/2017	11/30/2014	A	50,193
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	914,183
500,000	Temecula, CA Redevel. Agency	5.125	08/01/2027	11/30/2014	A	504,235
50,000	Temecula, CA Redevel. Agency	5.000	08/01/2020	11/30/2014	A	50,086
25,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	5.400	06/01/2015	11/30/2014	A	25,109
75,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	5.500	06/01/2031	11/30/2014	A	75,182
1,505,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	6.000	06/01/2022	11/30/2014	A	1,511,833
270,000	Torrance, CA Redevel. Agency	5.500	09/01/2028	11/30/2014	A	270,321
10,000	Torrance, CA Redevel. Agency (Downtown Redevel.)	5.550	09/01/2018	11/30/2014	A	10,030
1,190,000	Tracy, CA Area Public Facilities Financing Agency	5.875	10/01/2019	04/01/2015	A	1,210,766
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	11/30/2014	A	50,105
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	11/30/2014	A	25,044
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	03/01/2015	A	30,137
2,550,000	Tulare, CA Public Financing Authority	5.250	04/01/2027	04/01/2018	A	2,906,388

      28  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$805,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000%	10/15/2017	10/27/2016	B	$870,616
30,000	Turlock, CA Public Financing Authority	5.250	09/01/2015	11/30/2014	A	30,106
515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2028	09/01/2023	A	587,306
420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2024	09/01/2023	A	493,580
490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2027	09/01/2023	A	563,275
445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2025	09/01/2023	A	518,033
470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2026	09/01/2023	A	542,380
130,000	Tustin, CA Unified School District	5.000	09/01/2032	03/01/2015	A	130,719
125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.125	09/01/2026	09/01/2021	A	161,601
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)	6.500	12/01/2028	06/01/2021	A	309,065
25,000	Union City, CA Community Redevel. Agency	5.000	10/01/2027	11/30/2014	A	25,020
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	03/02/2015	A	20,219
245,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)	6.000	11/01/2024	11/30/2014	A	245,453
275,000	Val Verde, CA Unified School District	6.125	09/01/2034	03/01/2015	A	276,590
100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	11/30/2014	A	100,316
175,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	5.000	09/01/2026	11/30/2014	A	175,289
325,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	5.000	09/01/2019	11/30/2014	A	325,972
20,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	03/01/2015	A	20,233
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	09/01/2015	A	40,456
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	09/01/2015	A	30,345
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	03/01/2015	A	40,790
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	12/01/2016	A	272,843
535,000	Vernon, CA Electric System	5.125	08/01/2021	09/04/2018	A	599,847
25,000	Victorville, CA Redevel. Agency (Bear Valley Road)	5.125	12/01/2031	12/01/2014	A	25,038
15,000	Vista, CA Community Devel. Commission (Vista Redevel.)	5.800	09/01/2030	11/30/2014	A	15,028
110,000	Vista, CA Community Devel. Commission (Vista Redevel.)	5.200	09/01/2028	11/30/2014	A	110,097
100,000	Vista, CA Community Devel. Commission (Vista Redevel.)	5.125	09/01/2028	11/30/2014	A	100,082
75,000	Vista, CA Community Devel. Commission (Vista Redevel.)	5.750	09/01/2026	11/30/2014	A	75,146
80,000	Vista, CA Joint Powers Financing Authority	6.100	10/01/2021	04/01/2015	A	81,835
10,000	Vista, CA Unified School District	5.125	05/01/2023	05/01/2015	A	10,227
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	11/30/2014	A	10,028

      29  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$15,000	Wasco, CA Public Financing Authority	7.350%	09/15/2015	11/30/2014	A	15,065
800,000	Washington Township, CA Health Care District	5.250	07/01/2029	11/30/2014	A	$802,288
1,000,000	Washington Township, CA Health Care District	5.000	07/01/2018	11/30/2014	A	1,003,910
3,420,000	West Contra Costa, CA Healthcare District COP	5.500	07/01/2029	11/30/2014	A	3,446,129
150,000	West Covina, CA Redevel. Agency	5.100	09/01/2025	03/01/2015	A	152,256
25,000	West Covina, CA Redevel. Agency	5.000	09/01/2031	11/30/2014	A	25,015
180,000	West Covina, CA Redevel. Agency	5.000	09/01/2026	11/30/2014	A	180,164
60,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)	5.300	09/01/2025	11/30/2014	A	60,059
875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.000	09/01/2026	09/01/2021	A	1,111,740
1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.250	09/01/2031	09/01/2021	A	1,259,710
1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2018	A	1,264,577
2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2023	A	2,718,220
1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2027	09/01/2018	A	1,364,373
835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023	A	939,776
20,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)	7.000	11/01/2014	11/01/2014		20,000
260,000	Yorba Linda, CA Redevel. Agency Tax Allocation	5.250	09/01/2023	03/01/2015	A	261,477
						547,002,379
U.S. Possessions—17.5%
1,250,000	Guam International Airport Authority	6.000	10/01/2023	08/01/2018	A	1,420,750
155,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		186,060
150,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021		178,851
265,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022	A	312,363
225,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022	A	263,452
155,000	Guam Power Authority, Series A	5.000	10/01/2027	10/01/2022	A	180,344
100,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019		116,837
150,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020		177,724
2,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125	07/01/2024	04/23/2021	B	1,926,725
17,544,000	Puerto Rico Children’s Trust Fund (TASC)	5.375	05/15/2033	11/30/2014	A	17,607,158
2,570,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	06/28/2028	B	2,441,346
2,000,000	Puerto Rico Commonwealth GO	5.000	07/01/2020	07/01/2020		1,643,720
370,000	Puerto Rico Commonwealth GO	6.000	07/01/2027	07/01/2018	A	376,072
40,000	Puerto Rico Commonwealth GO	5.250	07/01/2015	07/01/2015		38,467
1,145,000	Puerto Rico Commonwealth GO	5.250	07/01/2030	05/09/2029	B	820,644
100,000	Puerto Rico Commonwealth GO	5.375	07/01/2030	07/01/2030		72,173
75,000	Puerto Rico Commonwealth GO	6.125	07/01/2024	04/23/2021	B	65,386
560,000	Puerto Rico Commonwealth GO	5.625	07/01/2031	02/04/2031	B	409,791
2,000,000	Puerto Rico Commonwealth GO	6.000	07/01/2029	07/01/2029		1,512,760
70,000	Puerto Rico Commonwealth GO	5.500	07/01/2017	07/01/2017		66,778
1,270,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	07/01/2020		1,317,511
170,000	Puerto Rico Commonwealth GO	5.500	07/01/2018	07/01/2018		176,958
205,000	Puerto Rico Commonwealth GO	5.500	07/01/2017	07/01/2017		195,564
70,000	Puerto Rico Commonwealth GO	5.500	07/01/2016	07/01/2016		71,695
200,000	Puerto Rico Commonwealth GO	5.000	07/01/2022	07/01/2022		157,366

      30  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$2,000,000	Puerto Rico Commonwealth GO	2.953%	07/01/2019	07/01/2019		$1,914,040
5,890,000	Puerto Rico Commonwealth GO	5.750	07/01/2028	07/01/2028		4,418,972
3,000,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2028	07/01/2028		1,524,960
260,000	Puerto Rico Electric Power Authority, Series B5	5.000	07/01/2016	07/01/2016		134,077
500,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.250	07/01/2028	07/01/2028		254,160
555,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2016	07/01/2016		566,561
1,975,000	Puerto Rico Electric Power Authority, Series KK	5.500	07/01/2015	07/01/2015		1,994,631
300,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2025	07/01/2025		292,002
175,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2022	07/01/2022		172,797
3,210,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2023	07/01/2023		3,167,628
230,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	07/01/2024		226,010
25,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2025	07/01/2025		24,334
2,015,000	Puerto Rico Electric Power Authority, Series WW5	5.500	07/01/2018	07/01/2018		1,028,698
40,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2018	07/01/2018		20,421
990,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2017	07/01/2017		507,900
9,000,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2026	07/01/2026		4,574,250
200,000	Puerto Rico Government Devel. Bank	5.000	12/01/2014	12/01/2014		198,686
150,000	Puerto Rico Government Devel. Bank	5.000	12/01/2016	12/01/2016		136,257
1,000,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2022	07/01/2022		712,890
750,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2020	07/01/2020		533,122
215,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/2018	07/01/2018		153,050
195,000	Puerto Rico Highway & Transportation Authority, Series E	5.500	07/01/2016	07/01/2016		198,430
70,000	Puerto Rico Highway & Transportation Authority, Series G	5.000	07/01/2022	07/01/2022		49,920
260,000	Puerto Rico IMEPCF (American Home Products)	5.100	12/01/2018	11/30/2014	A	265,221
1,000,000	Puerto Rico Infrastructure Financing Authority	5.250	12/15/2026	12/15/2026		679,760
130,000	Puerto Rico Infrastructure Financing Authority	5.000	07/01/2018	07/01/2018		113,034
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		93,046
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		94,839
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		98,150
2,365,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	B	2,256,683
50,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		53,056
500,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2019	01/01/2015	A	500,880
45,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	11/30/2014	A	45,046
445,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2018	11/30/2014	A	445,552
75,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	11/30/2014	A	75,093
110,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	11/30/2014	A	110,158
40,000	Puerto Rico Municipal Finance Agency, Series A	4.750	08/01/2022	01/31/2015	A	39,998
180,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	11/30/2014	A	180,002
3,260,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2015	11/30/2014	A	3,264,173
1,180,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	11/30/2014	A	1,181,463
450,000	Puerto Rico Public Buildings Authority	5.500	07/01/2017	07/01/2017		462,847
2,600,000	Puerto Rico Public Buildings Authority	7.000	07/01/2025	04/13/2025	B	2,044,770
2,710,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	07/01/2021		2,214,341
460,000	Puerto Rico Public Buildings Authority	5.500	07/01/2018	07/01/2018		472,544
1,070,000	Puerto Rico Public Buildings Authority	6.250	07/01/2023	07/01/2023		843,278
2,735,000	Puerto Rico Public Buildings Authority	5.250	07/01/2019	07/01/2019		2,822,629
8,305,000	Puerto Rico Public Buildings Authority	5.375	07/01/2033	09/18/2030	B	5,767,407

      31  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$1,750,000	Puerto Rico Public Finance Corp., Series B	5.500%	08/01/2031	07/17/2029	B	$895,423

1,400,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2025	08/01/2025		731,402

600,000	Puerto Rico Public Finance Corp., Series B	6.000	08/01/2024	08/01/2024		313,620

70,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2018	08/01/2018		64,599

230,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	02/21/2039	B	169,425

1,310,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2037	06/26/2037	B	982,356

4,735,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029		3,944,776

600,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	08/01/2028		485,652

10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2020	08/01/2020		9,029,500

885,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	08/01/2023		766,136

7,150,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2022	08/01/2022		6,270,264

9,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2021	08/01/2021		8,805,605

2,505,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	08/01/2024		2,057,331

955,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	01/31/2037	B	732,991

3,300,000	Puerto Rico Sales Tax Financing Corp., Series B	6.000	08/01/2026	08/01/2026		1,723,326

475,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2038	07/12/2038	B	351,662

315,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2036	08/01/2036		233,154

315,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		201,865

495,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		324,987

125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2026	10/01/2016	A	131,303

160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2025	10/01/2016	A	168,190

300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2023	10/01/2016	A	317,157

						117,364,985

Total Investments, at Value (Cost $671,255,999)—99.0%						664,367,364

Net Other Assets (Liabilities)—1.0						6,740,938

Net Assets—100.0%						$671,108,302

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. Zero coupon bond reflects effective yield on the date of purchase.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after October 31, 2014. See accompanying Notes.

5. Subject to a forbearance agreement. Rate shown in the original contractual interest rate. See accompanying notes.

To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
AHSW	Adventist Health System-West
AMCH	Adventist Medical Center Hanford
ASN	Annenberg School of Nursing

  32  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)
BMH	Bakersfield Memorial Hospital
CCOTA	California College of the Arts
CDA	Communities Devel. Authority
CEI	Coalition for Elders Independence
CFD	Community Facilities District
CHC	Children’s Health Care
CHCW	Catholic Healthcare West
CHF	City Hospital Foundation
CHSys	Cottage Health System
CMCtr	Castle Medical Center
CMF	CHW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
CWM	Chemical Waste Management
DHlth	Dignity Health
DUOC	Dominican University of California
EVLAJHA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FEV	Fountainview at Eisenberg Village
FF	Feedback Foundation
FH	Foothill Hospital
FRH	Feather River Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GHMC	Glendale Adventist Medical Center
GO	General Obligation
GVCH	Goleta Valley Cottage Hospital
GVLAJHA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
HSH	Hayward Sisters Hospital
IMEPCF	Industrial, Medican and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JHAGS	JHA Geriatric Sercives
JHAW	JHA West 16
KGIOALS	Keck Graduate Institute of Applied Life Sciences
LAJHFTA	Los Angeles Jewish Home for the Aging
LLMC	Lifelong Medical Care
MGC	Modesto Garbage Company
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
PAMC	Portland Adventist Medical Center
PCCD	Palomar Community College District
PH&S	Providence Health & Services
PVH	Paradise Valley Hospital
ROLs	Reset Option Longs
SBCH	Santa Barbara Cottage Hospital
SCADP	Southern California Alcohol & Drug Programs
SFMH	St. Francis Memorial Hospital
SHHosp	St. Helena Hospital
SJCH	San Joaquin Community Hospital
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SPEARS	Short Puttable Exempt Adjustable Receipts
SRHF	Saint Rose Hospital Foundation
SRMB	Saint Rose Medical Building

  33  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
SVHosp	Simi Valley Hospital
SYVCH	Santa Ynex Valley Cottage Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
USAWCA	USA Waste of California
UVMC	Ukiah Valley Medical Center
V.I.	United States Virgin Islands
WM	Waste Management
WMC	Waste Management of California
WMC&R	Waste Management Collection & Recycling
WMMC	White Memorial Medical Center
WU	Woodbury University
WWI	Western Waste Industries

  34  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    NOTES TO STATEMENT OF INVESTMENTS October 31, 2014 Unaudited

Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

  35  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain

  36  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2014, municipal bond holdings with a value of $11,304,285 shown on the Fund’s Statement of Investments

  37  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

    At October 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater	Coupon Rate[2]	Maturity Date	Value
$ 3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	12.637%	5/15/25	$4,639,285

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 as of October 31, 2014.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

  38  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

As of October 31, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$1,082,654

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest as of October 31, 2014.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of October 31, 2014, securities with an aggregate market value of $8,044,466, representing 1.20% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and

  39  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

“asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

  40  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

  41  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

    NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The table below categorizes amounts as of October 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$547,002,379	$—	$547,002,379
U.S. Possessions	—	117,364,985	—	117,364,985

Total Assets	$—	$664,367,364	$—	$664,367,364

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities[1]	$664,645,214[1]

Gross unrealized appreciation	$17,589,706
Gross unrealized depreciation	(24,479,542)

Net unrealized depreciation	$(6,889,836)

1. The Federal tax cost of securities does not include cost of $6,611,986, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

  42  OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	12/12/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	12/12/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/12/2014